UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2017 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Trilogy Global Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2017

	Shares	Value
Short-Term Investments - 104.2%
Other Investment Companies - 104.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [1]	8,823,784	$8,823,784
Total Short-Term Investments (Cost $8,823,784)		8,823,784

Value
Total Investments - 104.2% (Cost $8,823,784)	$8,823,784
Other Assets, less Liabilities - (4.2%)	(358,917)
Net Assets - 100.0%	$8,464,867

1	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investments
Other Investment Companies	$8,823,784	—	—	$8,823,784

Total Investments in Securities	$8,823,784	—	—	$8,823,784

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2017

	Shares	Value
Common Stocks - 95.7%
Consumer Discretionary - 15.5%
ANTA Sports Products, Ltd. (China)	502,108	$1,721,383
Brilliance China Automotive Holdings, Ltd. (Hong Kong)	824,000	2,084,735
Coway Co., Ltd. (South Korea)	6,510	576,344
Feng TAY Enterprise Co., Ltd. (Taiwan)	260,600	1,117,683
Hankook Tire Co., Ltd. (South Korea)	24,336	1,359,967
Hanon Systems (South Korea)	106,937	978,731
Maruti Suzuki India, Ltd. (India)	8,933	1,078,967
Mr Price Group, Ltd. (South Africa)	34,336	451,231
Naspers, Ltd., N Shares (South Africa)	14,005	3,095,869
New Oriental Education & Technology Group, Inc.,
Sponsored ADR (China) *	14,207	1,131,730
Nexteer Automotive Group, Ltd. (United States)	549,000	945,854
Sands China, Ltd. (Macau)	236,447	1,095,105
Shenzhou International Group Holdings, Ltd. (China)	210,000	1,402,830
Smiles, S.A. (Brazil)	39,068	810,464
Woolworths Holdings, Ltd. (South Africa)	72,351	345,787
Yum China Holdings, Inc. (United States) *	47,014	1,682,631
Total Consumer Discretionary		19,879,311
Consumer Staples - 7.5%
Ambev, S.A., ADR (Brazil)	97,815	594,715
Bid Corp., Ltd. (South Africa)	65,756	1,579,190
Gruma SAB de CV, Class B (Mexico)	42,300	583,230
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (China)	236,000	723,857
LG Household & Health Care, Ltd. (South Korea)	919	813,814
Magnit PJSC, Sponsored GDR (Russia)	35,975	1,320,432
President Chain Store Corp. (Taiwan)	84,485	715,903
Uni-President Enterprises Corp. (Taiwan)	305,000	583,722
Wal-Mart de Mexico SAB de CV (Mexico)	537,000	1,242,769
WH Group, Ltd. (Hong Kong) [1]	611,500	573,368
Wuliangye Yibin Co., Ltd., Class A (China)	110,400	915,076
Total Consumer Staples		9,646,076
Energy - 4.5%
Bharat Petroleum Corp., Ltd. (India)	126,897	931,856
China Petroleum & Chemical Corp., ADR (China)	28,852	2,198,234
LUKOIL PJSC, Sponsored ADR (Russia)	15,478	721,202
Novatek PJSC, Sponsored GDR (Russia)	18,042	1,890,287
Total Energy		5,741,579
Financials - 25.5%
Aditya Birla Capital, Ltd. (India) *	42,529	102,697
AIA Group, Ltd. (Hong Kong)	190,400	1,497,593

	Shares	Value
Banco Bradesco, S.A., ADR (Brazil) [2]	196,978	$1,894,928
Banco de Chile, ADR (Chile) [2]	16,290	1,392,450
Bancolombia, S.A., Sponsored ADR (Colombia)	25,825	1,129,585
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,046,147	1,159,101
BB Seguridade Participacoes, S.A. (Brazil)	80,588	708,361
BDO Unibank, Inc. (Philippines)	353,911	882,531
China Construction Bank Corp., Class H (China)	2,091,000	1,736,188
Credicorp, Ltd. (Peru)	9,673	1,790,859
Dongbu Insurance Co., Ltd. (South Korea)	16,393	1,173,294
FirstRand, Ltd. (South Africa)	379,751	1,493,754
Grupo Financiero Banorte S.A.B de C.V. (Mexico)	331,000	2,193,776
HDFC Bank, Ltd., ADR (India)	10,951	1,059,838
Housing Development Finance Corp., Ltd. (India)	84,948	2,369,340
Industrial & Commercial Bank of China, Ltd., Class H (China)	2,955,412	2,065,115
Itau Unibanco Holding, S.A., Class H, Sponsored ADR
(Brazil)	152,299	1,813,881
Kasikornbank PCL (Thailand)	205,800	1,224,301
PICC Property & Casualty Co., Ltd., Class H (China)	1,123,288	2,089,719
Sberbank of Russia PJSC, Sponsored ADR (Russia)	275,682	3,209,681
Shinhan Financial Group Co., Ltd. (South Korea)	19,430	923,450
The Siam Commercial Bank PCL (Thailand)	177,400	783,670
Total Financials		32,694,112
Health Care - 2.1%
Life Healthcare Group Holdings, Ltd. (South Africa)	280,438	538,978
Odontoprev, S.A. (Brazil)	144,030	603,214
Osstem Implant Co., Ltd. (South Korea) *	10,720	576,140
Richter Gedeon Nyrt (Hungary)	35,553	909,599
Total Health Care		2,627,931
Industrials - 4.7%
Air China, Ltd., Class H (China)	656,000	591,626
Airports of Thailand PCL (Thailand)	434,900	669,801
CCR, S.A. (Brazil)	161,965	887,124
Copa Holdings, S.A., Class A (Panama)	7,037	882,862
Doosan Bobcat, Inc. (South Korea)	32,540	1,029,136
Hyundai Glovis Co., Ltd. (South Korea)	3,899	547,096
KOC Holding A.S. (Turkey)	298,926	1,392,124
Total Industrials		5,999,769
Information Technology - 25.5%
Alibaba Group Holding, Ltd., Sponsored ADR (China) *	40,920	6,340,554
Baidu, Inc., Sponsored ADR (China) *	19,562	4,427,859
Cielo, S.A. (Brazil)	138,118	1,163,551
Delta Electronics, Inc. (Taiwan)	291,720	1,550,085

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 25.5% (continued)
Hon Hai Precision Industry Co., Ltd. (Taiwan)	796,280	$3,096,793
NAVER Corp. (South Korea)	1,107	794,855
Samsung Electronics Co., Ltd. (South Korea)	2,987	6,423,484
SK Hynix, Inc. (South Korea)	28,244	1,660,531
Taiwan Semiconductor Manufacturing Co., Ltd.
(Taiwan)	729,632	5,157,699
Tencent Holdings, Ltd. (China)	51,500	2,055,570
Total Information Technology		32,670,981
Materials - 6.0%
Alrosa PJSC (Russia)	344,900	482,785
Grasim Industries, Ltd. (India)	30,378	506,938
Grupo Mexico SAB de C.V., Series B (Mexico)	181,894	592,094
Industrias Penoles SAB de CV (Mexico)	26,530	651,235
Korea Zinc Co., Ltd. (South Korea)	2,191	965,919
LG Chem, Ltd. (South Korea)	4,810	1,410,177
MMC Norilsk Nickel PJSC, ADR (Russia)	27,652	410,345
PhosAgro PJSC, GDR (Russia)	37,627	516,214
UPL, Ltd. (India)	54,979	750,977
Vale, S.A., Sponsored ADR (Brazil)	144,954	1,453,889
Total Materials		7,740,573
Real Estate - 0.8%
Emaar Malls PJSC (United Arab Emirates)	1,443,234	974,455
Telecommunication Services - 2.8%
Bharti Infratel, Ltd. (India)	292,727	1,831,989
China Mobile, Ltd. (Hong Kong)	79,500	849,787
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,440,347	857,707
Total Telecommunication Services		3,539,483
Utilities - 0.8%
Power Grid Corp of India, Ltd. (India)	301,493	1,049,155
Total Common Stocks
(Cost $94,656,307)		122,563,425
Participation Notes - 1.8%
Consumer Discretionary - 0.7%
Hangzhou Hikvision Digital Technology Co., Ltd.	199,800	889,935

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2017, the value of these securities amounted to $573,368 or 0.4% of net assets.
[2]	Some or all of these securities, amounting to $2,438,489 or 1.9% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Shares	Value
Industrials - 1.1%
Shanghai International Airport Co., Ltd.	263,900	$1,467,284
Total Participation Notes (Cost $1,718,813)		2,357,219

	Principal Amount
Short-Term Investments - 4.7%
Repurchase Agreements - 1.9%[3]
Daiwa Capital Markets America dated 7/31/2017, due 8/1/2017, 1.070% total to be received $1,000,030 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 08/03/17 - 12/01/51, totaling $1,020,000)	$1,000,000	1,000,000
Nomura Securities International, Inc., dated 7/31/2017, due 8/1/2017, 1.060% total to be received $1,000,029 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 08/04/17 - 06/20/67, totaling $1,020,000)	1,000,000	1,000,000
RBC Capital Markets LLC dated 7/31/2017, due 8/1/2017, 1.040% total to be received $452,527 (collateralized by various U.S. Government Agency Obligations, 0.125% - 7.000%, 02/08/18 - 06/20/47, totaling $461,564)	452,514	452,514
Total Repurchase Agreements		2,452,514

	Shares
Other Investment Companies - 2.8%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [4]	3,510,147	3,510,147
Total Short-Term Investments (Cost $5,962,661)		5,962,661
Total Investments - 102.2% (Cost $102,337,781)		130,883,305
Other Assets, less Liabilities - (2.2%)		(2,813,206)
Net Assets - 100.0%		$128,070,099

[4]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

GDR Global Depositary Receipt

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Financials	$11,983,678	$20,710,434	—	$32,694,112
Information Technology	11,931,964	20,739,017	—	32,670,981
Consumer Discretionary	3,624,825	16,254,486	—	19,879,311
Consumer Staples	2,420,714	7,225,362	—	9,646,076
Materials	2,697,218	5,043,355	—	7,740,573
Industrials	1,769,986	4,229,783	—	5,999,769
Energy	2,198,234	3,543,345	—	5,741,579
Telecommunication Services	—	3,539,483	—	3,539,483
Health Care	603,214	2,024,717	—	2,627,931
Utilities	—	1,049,155	—	1,049,155
Real Estate	974,455	—	—	974,455
Participation Notes
Industrials	—	1,467,284	—	1,467,284
Consumer Discretionary	—	889,935	—	889,935
Short-Term Investments
Repurchase Agreements	—	2,452,514	—	2,452,514
Other Investment Companies	3,510,147	—	—	3,510,147

Total Investments in Securities	$41,714,435	$89,168,870	—	$130,883,305

As of July 31, 2017, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1 [1]	Transfer out of Level 1 [1]	Transfer into Level 2 [1]	Transfer out of Level 2 [1]
Assets:
Common Stocks	$1,008,176	$(463,748)	$463,748	$(1,008,176)

[1]	An external pricing service is used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets (See Notes to Schedules of Portfolio Investments.)

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

Country	AMG Trilogy Emerging Markets Equity Fund †
Brazil	8.0%
Chile	1.1%
China	23.8%
Colombia	0.9%
Hong Kong	4.0%
Hungary	0.7%
India	7.8%
Indonesia	1.6%
Macau	0.9%
Mexico	4.2%
Panama	0.7%
Peru	1.4%
Philippines	0.7%
Russia	6.9%
South Africa	6.0%
South Korea	15.4%
Taiwan	9.8%
Thailand	2.1%
Turkey	1.1%
United Arab Emirates	0.8%
United States	2.1%

100.0%

†	As a percentage of total long-term investments as of July 31, 2017.

AMG Trilogy International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2017

	Shares	Value
Short-Term Investments - 102.7%
Other Investment Companies - 102.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [1]	2,223,036	$2,223,036
Total Short-Term Investments (Cost $2,223,036)		2,223,036

Value
Total Investments - 102.7% (Cost $2,223,036)	$2,223,036
Other Assets, less Liabilities - (2.7%)	(59,302)
Net Assets - 100.0%	$2,163,734

[1]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investments
Other Investment Companies	$2,223,036	—	—	$2,223,036

Total Investment in Securities	$2,223,036	—	—	$2,223,036

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2017

	Shares	Value
Common Stocks - 96.8%
Consumer Discretionary - 30.1%
BorgWarner, Inc. (United States)	2,521	$117,832
Ctrip.com International, Ltd., ADR (China) *	32,704	1,953,410
Hermes International (France)	384	194,501
LVMH Moet Hennessy Louis Vuitton SE (France)	832	208,988
MakeMyTrip, Ltd. (India) *,1	9,171	298,516
Maruti Suzuki India, Ltd. (India)	11,834	1,429,363
Moncler SpA (Italy)	5,938	159,461
Mr Price Group, Ltd. (South Africa)	16,523	217,139
Naspers, Ltd., N Shares (South Africa)	14,239	3,147,595
New Oriental Education & Technology Group, Inc., Sponsored ADR (China) *	4,543	361,895
NIKE, Inc., Class B (United States)	3,744	221,083
The Priceline Group, Inc. (United States) *	239	484,812
Samsonite International, S.A. (United States)	427,200	1,789,002
Sands China, Ltd. (Macau)	640,400	2,966,014
Starbucks Corp. (United States)	16,370	883,653
The Walt Disney Co. (United States)	1,554	170,831
Yum China Holdings, Inc. (United States) *	57,382	2,053,702
Yum! Brands, Inc. (United States)	10,417	786,275
Total Consumer Discretionary		17,444,072
Consumer Staples - 8.7%
Ambev, S.A., ADR (Brazil)	110,401	671,238
Bid Corp., Ltd. (South Africa)	2,436	58,503
Gruma SAB de CV, Class B (Mexico)	68,900	949,990
Kweichow Moutai Co., Ltd. (China)	3,000	214,598
LG Household & Health Care, Ltd. (South Korea)	2,227	1,972,105
Shoprite Holdings, Ltd. (South Africa)	8,668	132,650
Wal-Mart de Mexico SAB de CV (Mexico)	362,400	838,696
Wuliangye Yibin Co., Ltd., Class A (China)	20,886	173,118
Total Consumer Staples		5,010,898
Energy - 1.0%
Schlumberger, Ltd. (United States)	8,115	556,689
Financials - 28.9%
AIA Group, Ltd. (Hong Kong)	282,600	2,222,793
Bank Mandiri Persero Tbk PT (Indonesia)	321,500	329,080
China Construction Bank Corp., Class H (China)	1,955,000	1,623,265
China Merchants Bank Co., Ltd., Class H (China)	381,500	1,252,670
Credicorp, Ltd. (Peru)	1,859	344,175
FirstRand, Ltd. (South Africa)	102,800	404,365

	Shares	Value
HDFC Bank, Ltd., ADR (India)	15,154	$1,466,604
Housing Development Finance Corp., Ltd. (India)	35,467	989,233
Industrial & Commercial Bank of China, Ltd., Class H (China)	1,748,000	1,221,427
Kasikornbank PCL, NVDR (Thailand)	151,600	877,067
PICC Property & Casualty Co., Ltd., Class H (China)	1,040,000	1,934,774
Sberbank of Russia PJSC, Sponsored ADR (Russia)	198,598	2,312,216
Turkiye Garanti Bankasi A.S. (Turkey)	584,444	1,750,227
Total Financials		16,727,896
Health Care - 1.6%
Fresenius SE & Co. KGaA (Germany)	1,687	142,390
Novo Nordisk A/S, Class B (Denmark)	10,099	429,505
Richter Gedeon Nyrt (Hungary)	7,105	181,777
Yunnan Baiyao Group Co., Ltd., Class A (China)	12,000	157,024
Total Health Care		910,696
Industrials - 1.2%
Eicher Motors, Ltd. (India)	325	152,302
FANUC Corp. (Japan)	600	122,673
Havells India, Ltd. (India)	45,243	333,417
KOC Holding A.S. (Turkey)	24,555	114,355
Total Industrials		722,747
Information Technology - 22.9%
Alibaba Group Holding, Ltd., Sponsored ADR (China) *	20,688	3,205,606
Baidu, Inc., Sponsored ADR (China) *	17,006	3,849,308
Infineon Technologies AG (Germany)	27,840	604,579
MasterCard, Inc., Class A (United States)	3,713	474,521
QUALCOMM, Inc. (United States)	40,310	2,144,089
Samsung Electronics Co., Ltd., GDR (South Korea)	824	888,266
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	24,988	898,568
Tencent Holdings, Ltd. (China)	29,400	1,173,471
Total Information Technology		13,238,408
Materials - 2.4%
Asian Paints, Ltd. (India)	55,840	1,011,942
Chr Hansen Holding A/S (Denmark)	4,699	378,417
Total Materials		1,390,359
Total Common Stocks (Cost $43,875,126)		56,001,765
Preferred Stocks - 1.8%
Financials - 1.8%
Banco Bradesco, S.A. (Brazil)	56,340	543,824

AMG Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 1.8% (continued)
Itau Unibanco Holding, S.A. (Brazil)	43,342	$519,129
Total Financials		1,062,953
Total Preferred Stocks
(Cost $942,155)		1,062,953

	Principal Amount
Short-Term Investments - 1.4%
Repurchase Agreements - 0.4%[2]
Daiwa Capital Markets America dated 07/31/2017, due 08/1/2017, 1.070% total to be received $230,589 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 08/03/17 - 12/01/51, totaling $235,194)	$230,582	230,582

#	Less than 0.05%.
*	Non-income producing security.
[1]	Some or all of these securities, amounting to $223,879 or 0.4% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Shares	Value
Other Investment Companies - 1.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [3]	579,283	$579,283
Total Short-Term Investments (Cost $809,865)		809,865
Total Investments - 100.0% (Cost $45,627,146)		57,874,583
Other Assets, less Liabilities - 0.0%#		510
Net Assets - 100.0%		$57,875,093

[3]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$7,332,009	$10,112,063	—	$17,444,072
Financials	1,810,779	14,917,117	—	16,727,896
Information Technology	10,572,092	2,666,316	—	13,238,408
Consumer Staples	2,592,574	2,418,324	—	5,010,898
Materials	—	1,390,359	—	1,390,359
Health Care	157,024	753,672	—	910,696
Industrials	—	722,747	—	722,747
Energy	556,689	—	—	556,689
Preferred Stocks†	1,062,953	—	—	1,062,953
Short-Term Investments
Repurchase Agreements	—	230,582	—	230,582
Other Investment Companies	579,283	—	—	579,283

Total Investments in Securities	$24,663,403	$33,211,180	—	$57,874,583

†	All preferred stocks held in the Fund are Level 1 securities. For a detailed break-out of the preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

Country	AMG Trilogy Emerging Wealth Equity Fund †
Brazil	3.0%
China	30.0%
Denmark	1.4%
France	0.7%
Germany	1.3%
Hong Kong	3.9%
Hungary	0.3%
India	10.0%
Indonesia	0.6%
Italy	0.3%
Japan	0.2%
Macau	5.2%
Mexico	3.1%
Peru	0.6%
Russia	4.1%
South Africa	6.9%
South Korea	5.0%
Taiwan	1.6%
Thailand	1.5%
Turkey	3.3%
United States	17.0%

100.0%

†	As a percentage of total long-term investments as of July 31, 2017.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds

By:	/s/ Jeffrey T. Cerutti

Jeffrey T. Cerutti, Principal Executive Officer

Date: September 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti

Jeffrey T. Cerutti, Principal Executive Officer

Date: September 20, 2017

By:	/s/ Christopher R. Townsend

Christopher R. Townsend, Principal Financial Officer

Date: September 20, 2017